OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2026
Comprehensive Income [Abstract]
OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 9:-	OTHER COMPREHENSIVE INCOME (LOSS)

The following table shows the changes in accumulated other comprehensive income (loss), for the six months ended June 30, 2026:

	Six months ended June 30, 2026
	Foreign currency translation adjustments	Unrealized gain on cash flow hedges	Total

Beginning balance	$(6,509)	$2,741	$(3,768)

Other comprehensive income before reclassifications	345	1,076	1,421
Amounts reclassified from accumulated other comprehensive income	-	(3,817)	(3,817)

Net current-period other comprehensive income (loss)	345	(2,741)	(2,396)

Ending balance	$(6,164)	$-	$(6,164)